UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ        February 8th, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $53,729 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------
ALLIANCE DATA SYSTEMS CORP	NOTE  1.750% 8/0	018581AD0	5,490		4000000		PRN		SOLE		NONE		4000000
AMERIGROUP CORP			NOTE  2.000% 5/1	03073TAB8	2,810		2000000		PRN		SOLE		NONE		2000000
ANIXTER INTL INC		NOTE  1.000% 2/1	035290AJ4	3,416		3000000		PRN		SOLE		NONE		3000000
CHARLES RIV LABS INTL INC	NOTE  2.250% 6/1	159864AB3	2,918		3000000		PRN		SOLE		NONE		3000000
CHART INDS INC			NOTE  2.000% 8/0	16115QAC4	2,120		2000000		PRN		SOLE		NONE		2000000
EQUINIX INC			NOTE  2.500% 4/1	29444UAF3	3,098		3000000		PRN		SOLE		NONE		3000000
INTERPUBLIC GROUP COS INC	NOTE  4.250% 3/1	460690BA7	6,068		6000000		PRN		SOLE		NONE		6000000
INVITROGEN CORP			NOTE  1.500% 2/1	46185RAK6	3,000		3000000		PRN		SOLE		NONE		3000000
LINEAR TECHNOLOGY CORP		NOTE  3.000% 5/0	535678AC0	2,043		2000000		PRN		SOLE		NONE		2000000
MYLAN INC			NOTE  1.250% 3/1	628530AG2	2,018		2000000		PRN		SOLE		NONE		2000000
SYNNEX CORP 			NOTE  4.000% 5/1	87162WAB6	1,175		1000000		PRN		SOLE		NONE		1000000
SANDISK CORP 			NOTE  1.000% 5/1	80004CAC5	2,963		3000000		PRN		SOLE		NONE		3000000
TIME WARNER TELECOM INC 	DBCV  2.375% 4/0	887319AC5	1,178		1000000		PRN		SOLE		NONE		1000000
UNITED STATES STL CORP NEW 	NOTE  4.000% 5/1	912909AE8 	3,319		3000000		PRN		SOLE		NONE		3000000
VERIFONE SYS INC 		NOTE  1.375% 6/1	92342YAB5 	6,150		6000000		PRN		SOLE		NONE		6000000
VORNADO RLTY L P		DEB   3.875% 4/1	929043AC1	5,508		5400000		PRN		SOLE		NONE		5400000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	  458		15000		PRN		SOLE		NONE		15000

